Unique LoanID	TPMT_2019_1_GROUP	Final Current Event Level	Current Exceptions	Collection Comments
110001	1	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 01/xx/2014; last payment received was on 12/xx/2013.  Reason for default is excessive obligations.  The loan is currently in collections with no foreclosure activity.  There is evidence of loss mitigation activity.  The borrower was approved for a repayment plan on 11/xx/2013.  The borrower defaulted on the repayment plan on 01/xx/2014.